Average Annual Total Returns - Goldman Sachs Access Treasury 0-1 Year ETF	Goldman Sachs Access Treasury 0-1 Year ETF 1 Year	Goldman Sachs Access Treasury 0-1 Year ETF Since Inception	Goldman Sachs Access Treasury 0-1 Year ETF Inception Date	Goldman Sachs Access Treasury 0-1 Year ETF Return After Taxes on Distributions 1 Year	Goldman Sachs Access Treasury 0-1 Year ETF Return After Taxes on Distributions Since Inception	Goldman Sachs Access Treasury 0-1 Year ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Goldman Sachs Access Treasury 0-1 Year ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	FTSE US Treasury 0-1 Year Composite Select Index (reflects no deduction for fees or expenses) 1 Year	FTSE US Treasury 0-1 Year Composite Select Index (reflects no deduction for fees or expenses) Since Inception
Total	0.81%	1.32%	Sep. 06, 2016	0.48%	0.78%	0.48%	0.77%	0.87%	1.42%